TAXATION (Tables)	12 Months Ended
Dec. 31, 2018
TAXATION
Schedule of company's loss before income tax and share of net (loss) income of equity investees

	For the year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
PRC	(1,353,896)	(1,229,979)	(523,221)	(76,098)
Non-PRC	(9,057)	12,591	27,173	3,952
	(1,362,953)	(1,217,388)	(496,048)	(72,146)

Schedule of current and deferred components of income tax expense

	For the year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Current income tax	(570)	(11,536)	(18,219)	(2,650)
Deferred income tax	—	1,680	6,332	921
	(570)	(9,856)	(11,887)	(1,729)

Reconciliation of the differences between PRC statutory tax rate and the Group's effective tax rate

	For the year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Loss before income taxes and share of net income/(loss) of equity investees	(1,362,953)	(1,217,388)	(496,048)	(72,146)
Income tax computed at the statutory tax rate of 25%	340,738	304,346	124,012	18,037
Non-deductible expenses	(19,102)	(113,139)	(76,056)	(11,062)
Effect of different tax rates in different jurisdictions and preferential tax rate	(69)	(4,220)	(4,826)	(702)
Research and development expenses deduction	3,139	9,441	12,248	1,781
Non-taxable income	3,333	13,985	17,097	2,487
Over-accrued EIT for previous years	—	(154)	(8,770)	(1,276)
Deferred tax expense	—	(19,362)	(4,140)	(602)
Tax rate change	—	—	16,771	2,439
Unutilized expired tax loss	(11,099)	(31,373)	(13,482)	(1,961)
Change in valuation allowance	(317,510)	(169,380)	(74,741)	(10,870)
	(570)	(9,856)	(11,887)	(1,729)

Schedule of components of deferred tax

	As at December 31
	2017	2018	2018
	RMB	RMB	US$
Deferred tax assets, non-current
Accrued expenses	181,914	357,259	51,961
Customer advances and deposits	41,367	47,233	6,870
Allowance for doubtful accounts and inventory provision	11,298	7,476	1,087
Depreciation and amortization expense	39,892	40,305	5,862
Net operating losses carrying forward	806,782	719,878	104,701
Total deferred tax assets	1,081,253	1,172,151	170,481
Valuation allowance*	(1,081,253)	(1,155,994)	(168,131)
Total deferred tax assets net of valuation allowance	—	16,157	2,350

*The Group recorded a full valuation allowance against deferred tax assets of those subsidiaries and VIE that are in a three-year cumulative financial loss and are not forecasting profits in the near future as of December 31, 2017 and 2018. In making such determination, the Group also evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

	As at December 31
	2017	2018	2018
	RMB	RMB	US$
Deferred tax liabilities
Fair value changes on private equity investments	—	16,157	2,350
Long-lived assets arising from acquisition	31,688	25,356	3,688
Total deferred tax liabilities	31,688	41,513	6,038

Schedule of roll-forward of unrecognized tax benefits

	As at December 31
	2017	2018	2018
	RMB	RMB	US$
Beginning balance	44,353	106,376	15,472
Additions	72,332	27,786	4,041
Decreases	(10,309)	(1,354)	(197)
Ending balance	106,376	132,808	19,316